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BLANKK
FIRST QUARTER REPORT
August 31, 2026 (Unaudited)
Columbia Dividend Opportunity Fund

Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Dividend Opportunity Fund | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 91 .8%
Communication Services 3.3%
Diversified Telecommunication Services
3.3%
AT&T, Inc. 1,339,200 34,671,888
Comcast Corp., Class A 533,200 14,193,784
Verizon Communications, Inc. 744,300 37,229,886
Total 86,095,558
Total Communication Services 86,095,558
Consumer Discretionary 6.5%
Automobiles 1.5%
Ford Motor Co. 2,735,500 38,132,870
Hotels, Restaurants & Leisure 1.9%
Darden Restaurants, Inc. 132,100 28,303,746
Starbucks Corp. 212,100 22,535,625
Total 50,839,371
Specialty Retail 3.1%
Best Buy Co., Inc. 335,100 26,858,265
Gap, Inc. 927,800 20,699,218
Home Depot, Inc. 106,100 34,782,763
Total 82,340,246
Total Consumer Discretionary 171,312,487
Consumer Staples 10.4%
Beverages 2.4%
Coca-Cola Co. 299,100 26,521,197
PepsiCo, Inc. 251,500 35,295,510
Total 61,816,707
Consumer Staples Distribution & Retail
1.1%
Target Corp. 181,100 29,135,368
Food Products 3.1%
Bunge Global SA 186,700 21,696,407
Kraft Heinz Co. 1,047,700 26,894,459
Tyson Foods, Inc., Class A 598,400 32,995,776
Total 81,586,642
Household Products 0.8%
Procter & Gamble Co. 144,800 21,013,376
Tobacco 3.0%
Altria Group, Inc. 338,800 23,201,024
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Philip Morris International, Inc. 299,900 56,171,270
Total 79,372,294
Total Consumer Staples 272,924,387
Energy 8.4%
Oil, Gas & Consumable Fuels 8.4%
Chevron Corp. 280,100 57,739,814
ExxonMobil Holdings Corp. 564,800 90,904,560
Kinder Morgan, Inc. 1,026,000 33,078,240
Valero Energy Corp. 108,600 38,978,712
Total 220,701,326
Total Energy 220,701,326
Financials 19.7%
Banks 10.0%
Bank of America Corp. 805,100 49,867,894
Citigroup, Inc. 329,300 43,342,466
JPMorgan Chase & Co. 238,400 84,875,168
Truist Financial Corp. 384,300 19,053,594
U.S. Bancorp 575,200 35,420,816
Wells Fargo & Co. 355,000 30,668,450
Total 263,228,388
Capital Markets 5.8%
ARES Capital Corp. 660,000 13,246,200
Blackstone, Inc. 171,900 24,622,956
CME Group, Inc. 94,500 26,979,750
Goldman Sachs Group, Inc. 62,000 63,605,800
Invesco Ltd. 759,800 24,906,244
Total 153,360,950
Consumer Finance 1.3%
OneMain Holdings, Inc. 527,300 32,935,158
Insurance 2.6%
American Financial Group, Inc. 280,500 39,985,275
MetLife, Inc. 285,300 27,152,001
Total 67,137,276
Total Financials 516,661,772
Health Care 13.5%
Biotechnology 3.0%
AbbVie, Inc 221,500 56,797,030
Amgen, Inc. 47,600 20,462,288
Total 77,259,318

Portfolio of Investments
(continued)
Columbia Dividend Opportunity Fund, August 31, 2026 (Unaudited)
Columbia Dividend Opportunity Fund | 2026
3
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Health Care Equipment & Supplies 1.1%
Medtronic PLC 322,000 29,189,300
Health Care Providers & Services 2.3%
CVS Health Corp. 378,500 35,544,935
UnitedHealth Group, Inc. 64,000 24,922,240
Total 60,467,175
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co. 308,200 20,590,842
Johnson & Johnson 282,800 75,182,380
Merck & Co., Inc. 391,200 57,803,712
Pfizer, Inc. 1,178,500 33,540,110
Total 187,117,044
Total Health Care 354,032,837
Industrials 9.8%
Aerospace & Defense 1.9%
Lockheed Martin Corp. 58,400 32,775,832
RTX Corp. 86,500 17,968,645
Total 50,744,477
Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B 338,400 35,271,432
Building Products 0.3%
Johnson Controls International PLC 58,800 8,128,512
Ground Transportation 0.6%
Union Pacific Corp. 47,900 14,402,093
Industrial Conglomerates 0.9%
3M Co. 140,600 24,159,298
Machinery 2.0%
PACCAR, Inc. 175,700 21,809,641
Stanley Black & Decker, Inc. 313,500 30,211,995
Total 52,021,636
Passenger Airlines 0.6%
Southwest Airlines Co. 391,800 15,096,054
Professional Services 1.1%
Paychex, Inc. 231,400 29,466,476
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A 185,400 22,040,352
Watsco, Inc. 21,300 6,599,166
Total 28,639,518
Total Industrials 257,929,496
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Information Technology 9.2%
Communications Equipment 2.8%
Cisco Systems, Inc. 674,000 74,470,260
Electronic Equipment, Instruments &
Components 0.8%
Corning, Inc. 144,400 21,476,612
IT Services 1.7%
International Business Machines Corp. 189,100 44,224,817
Semiconductors & Semiconductor
Equipment 2.4%
Broadcom, Inc. 55,600 20,590,904
Microchip Technology, Inc. 99,700 7,322,965
Texas Instruments, Inc. 132,750 34,635,803
Total 62,549,672
Technology Hardware, Storage &
Peripherals 1.5%
Hewlett Packard Enterprise Co. 322,000 16,821,280
Seagate Technology Holdings PLC 27,400 22,697,612
Total 39,518,892
Total Information Technology 242,240,253
Materials 4.0%
Chemicals 1.8%
Eastman Chemical Co. 387,300 28,056,012
Nutrien Ltd. 255,600 19,305,468
Total 47,361,480
Containers & Packaging 0.9%
International Paper Co. 635,300 24,096,929
Metals & Mining 1.3%
Anglogold Ashanti PLC 296,100 33,257,952
Total Materials 104,716,361
Real Estate 3.8%
Health Care REITs 0.4%
Welltower, Inc. 40,400 9,544,096
Residential REITs 1.0%
UDR, Inc. 726,700 26,851,565
Retail REITs 1.3%
Simon Property Group, Inc. 160,100 33,992,432
Specialized REITs 1.1%
Digital Realty Trust, Inc. 157,200 29,174,748
Total Real Estate 99,562,841

Portfolio of Investments
(continued)
Columbia Dividend Opportunity Fund, August 31, 2026 (Unaudited)
Columbia Dividend Opportunity Fund | 2026
4
Notes to Portfolio of Investments
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Utilities 3.2%
Electric Utilities 1.4%
NextEra Energy, Inc. 114,500 9,427,930
Southern Co. 121,900 10,727,200
Xcel Energy, Inc. 210,700 15,947,883
Total 36,103,013
Gas Utilities 1.2%
UGI Corp. 794,500 30,548,525
Multi-Utilities 0.6%
DTE Energy Co. 117,700 15,963,651
Total Utilities 82,615,189
Total Common Stocks
(Cost $ 1,432,278,707 ) 2,408,792,507
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Convertible Bonds 0 .7%
REITS 0.7%
Welltower OP LLC
(a)
07/15/2029 3.125% 10,000,000 18,624,537
1 1 1 1 18,624,537
Total Convertible Bonds
(Cost $ 10,000,000 ) 18,624,537
Issuer . Shares
.
Value ($)
Convertible Preferred Stocks 5 .9%
Communication Services 0.7%
Interactive Media & Services 0.7%
Alphabet, Inc. 6.250% 397,400 19,258,004
1 1 19,258,004
Total Communication Services 19,258,004
Financials 0.8%
Capital Markets 0.8%
ARES Management Corp. 6.750% 483,000 21,875,070
1 1 21,875,070
Total Financials 21,875,070
Issuer . Shares
.
Value ($)
Convertible Preferred Stocks (continued)
Information Technology 1.8%
Semiconductors & Semiconductor
Equipment 0.5%
Microchip Technology, Inc. 7.500% 205,000 13,193,800
1 1 13,193,800
Technology Hardware, Storage &
Peripherals 1.3%
Hewlett Packard Enterprise
Co. 7.625% 248,581 33,315,286
1 1 33,315,286
Total Information Technology 46,509,086
Materials 0.5%
Chemicals 0.5%
Albemarle Corp. 7.250% 232,300 12,767,208
1 1 12,767,208
Total Materials 12,767,208
Utilities 2.1%
Electric Utilities 2.1%
Duke Energy Corp. 7.750% 260,577 12,875,110
NextEra Energy, Inc. 7.234% 255,300 12,185,469
PPL Corp. 7.000% 268,150 12,316,129
Southern Co. 7.125% 338,988 16,159,407
Total 53,536,115
Total Utilities 53,536,115
Total Convertible Preferred Stocks
(Cost $ 128,493,465 ) 153,945,483
. Shares
.....
Value ($)
Money Market Funds 1 .7%
Columbia Short-Term Cash Fund, 3.871%
(b),(c)
44,044,817 44,022,794
1 1 1
Total Money Market Funds
(Cost $ 44,019,448 ) 44,022,794
Total Investments in Securities
(Cost $ 1,614,791,620 ) 2,625,385,321
Other Assets & Liabilities, Net (1,520,096)
Net Assets 2,623,865,225
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2026, the total value of these securities amounted to $18,624,537, which represents 0.71% of total net assets.
(b) The rate shown is the seven-day current annualized yield at August 31, 2026.

Portfolio of Investments
(continued)
Columbia Dividend Opportunity Fund, August 31, 2026 (Unaudited)
Columbia Dividend Opportunity Fund | 2026
5
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period shares
Columbia Short-Term Cash Fund
31,732,280
137,344,580
(125,056,410)
2,344
44,022,794
—
1,790
365,100
44,044,817
1
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The values of the holdings and transactions in these affiliated companies during the period ended
August 31, 2026 are as follows:

1QT140_(10/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.